Chad E. Fickett
Assistant General Counsel
720 East Wisconsin Avenue Milwaukee, WI 53202-4797
(414) 665-1209 office
(414) 625-5151 fax
chadfickett@northwesternmutual.com
VIA EDGAR
February 29, 2024
Securities and Exchange Commission Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-8629
Re:
NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II
Variable Universal Life Plus – NY File Nos. 811-21933; 333-233805
EDGAR CIK 0001359314
Post-Effective Amendment to Registration Statement on Form N-6
Dear Commissioners:
Registrant is filing the Registration Statement for the purpose of registering securities in connection with the offering of a Variable Universal Life Plus – NY policy issued by The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). Registrant is a separate account of Northwestern Mutual currently registered under the Investment Company Act. Registrant is filing herewith a Post-Effective Amendment (“PEA”) to its Registration Statement under the Securities Act and the Investment Company Act pursuant to Rule 485(a) to clarify the free look description in the Prospectus. As soon as is reasonably practicable prior to the effective date of the PEA, Registrant will amend the Registration Statement to include:
•
required audited financial statements of the Registrant and Northwestern Mutual,
•
any appendices required by Form N-6 that have not yet been finalized,
•
any exhibits required by Form N-6 that have not yet been filed, and
•
any appropriate disclosure changes or updates, including any changes made in response to Commission staff’s comments.
In order to facilitate the Staff’s review of the Registration Statement, we will, upon request, provide to the Staff, under separate cover, a copy of the prospectus marked to show the changes from the currently effective prospectus for the policy noted above.
* * * * * * *
Should you have any questions regarding this filing, please do not hesitate to contact me at (414) 665-1209.
Very truly yours,
/s/ Chad E. Fickett
Chad E. Fickett
Assistant General Counsel
Enclosures